Earnings per share - basic and diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share - basic and diluted
Net earnings, Basic	$ 16,034	$ 10,922	$ 32,568	$ 26,811
Net earnings, Diluted	$ 16,034	$ 10,922	$ 32,568	$ 26,811
Weighted average shares outstanding, Basic	202,041,353	156,013,993	196,938,120	156,020,615
Weighted average shares outstanding, Diluted	202,383,167	156,044,014	197,133,344	156,034,617
Earnings per share - Basic	$ 0.08	$ 0.07	$ 0.17	$ 0.17
Earnings per share - Diluted	$ 0.08	$ 0.07	$ 0.17	$ 0.17